UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ];  Amedment Number:
This Amendment (Check only one.):  [ ] is a restatment.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Greatmark Investment Partners, Inc.
Address:       6001 River Road
               Suite 300
               Columbus, Georgia  31904

13F File Number:    028-14722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Jeff Adams
Title:          President
Phone:          706-327-2128
Signature, Place, and Date of Signing:

/s/ Jeffrey G. Adams        Columbus, Georgia        August 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         77
Form 13F Information Table Value Total:         $132,389
                                                (thousands)
List of Other Included Managers:    NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway             CL A             084670108      500        4 SH       Sole                        4
3M Company                     COM              88579Y101     2064    23040 SH       Sole                    18890              4150
AFLAC Inc                      COM              001055102    11532   270758 SH       Sole                   240185             30573
AGL Resources Inc              COM              001204106      219     5641 SH       Sole                     5633                 8
AT&T Corp                      COM              00206R102      403    11311 SH       Sole                    11311
Abbott Laboratories            COM              002824100     1359    21083 SH       Sole                    19983              1100
Altria Group Inc               COM              02209S103      225     6507 SH       Sole                     6507
American Express Co            COM              025816109      730    12537 SH       Sole                    10362              2175
Ameriprise Financial Inc       COM              03076C106      212     4049 SH       Sole                     4049
Automatic Data Processing Inc  COM              053015103     2015    36208 SH       Sole                    33208              3000
BP p.l.c.                      SPONS ADR        055622104      365     9008 SH       Sole                     7950              1058
Bank of America Corp           COM              060505104     3424   418571 SH       Sole                   362256             56315
Chevron Corp                   COM              166764100     2112    20023 SH       Sole                    17773              2250
Chicos FAS Inc                 COM              168615102     1148    77365 SH       Sole                    69215              8150
Cisco Systems Inc              COM              17275R102     3602   209774 SH       Sole                   178349             31425
Coca-Cola Co                   COM              191216100     6709    85809 SH       Sole                    71143             14666
Colgate Palmolive Co           COM              194162103      247     2370 SH       Sole                     2370
ConocoPhillips                 COM              20825C104     2090    37405 SH       Sole                    29960              7445
Darden Restaurants Inc         COM              237194105     2834    55974 SH       Sole                    46499              9475
Du Pont de Nemours & Co        COM              263534109      230     4557 SH       Sole                     4557
Ebay Inc                       COM              278642103     2327    55400 SH       Sole                    47400              8000
Emerson Electric Co            COM              291011104     2869    61583 SH       Sole                    52958              8625
Enbridge Energy Partners LP    COM              29250R106      283     9200 SH       Sole                     9200
Express Scripts Holding Co     COM              30219G108      211     3775 SH       Sole                     3775
Exxon Mobil Corp               COM              30231G102     1729    20205 SH       Sole                    18805              1400
Gap Inc                        COM              364760108      328    12000 SH       Sole                     7000              5000
General Dynamics Corp          COM              369550108      926    14045 SH       Sole                    12295              1750
General Electric Co            COM              369604103     5257   252271 SH       Sole                   219921             32350
General Mills Inc              COM              370334104      596    15464 SH       Sole                    15464
Home Depot Inc                 COM              437076102     3936    74274 SH       Sole                    67649              6625
Illinois Tool Works Inc        COM              452308109     2320    43870 SH       Sole                    40270              3600
Int'l Business Machines Corp   COM              459200101      754     3856 SH       Sole                     2336              1520
Intel Corp                     COM              458140100     6887   258436 SH       Sole                   227244             31192
Johnson & Johnson              COM              478160104     5683    84119 SH       Sole                    69839             14280
Johnson Controls Inc           COM              478366107      247     8925 SH       Sole                     8925
Kimberly Clark Corp            COM              494368103      968    11550 SH       Sole                    10950               600
Kohls Corp                     COM              500255104      353     7750 SH       Sole                     7225               525
Lilly (Eli) & Co               COM              532457108      248     5779 SH       Sole                     3250              2529
McDonalds Corp                 COM              580135101     1071    12101 SH       Sole                    11601               500
Medtronic Inc                  COM              585055106     2770    71525 SH       Sole                    62225              9300
Microsoft Corp                 COM              594918104     5966   195033 SH       Sole                   164728             30305
PPG Industries Inc             COM              693506107      382     3600 SH       Sole                     3600
Paychex Inc                    COM              704326107     1222    38914 SH       Sole                    29139              9775
PepsiCo Inc                    COM              713448108     1186    16788 SH       Sole                    13413              3375
Philip Morris Intl Inc         COM              718172109      352     4034 SH       Sole                     4034
Phillips 66                    COM              718546104      533    16026 SH       Sole                    12905              3121
Procter & Gamble Co            COM              742718109     2027    33088 SH       Sole                    30438              2650
Southern Company               COM              842587107     1580    34118 SH       Sole                    32118              2000
Strayer Education Inc          COM              863236105     2344    21500 SH       Sole                    18425              3075
SunTrust Banks Inc             COM              867914103      613    25283 SH       Sole                    24683               600
Swisher Hygiene Inc            COM              870808102      275   109225 SH       Sole                    96725             12500
Synovus Financial Corp         COM              87161C105      398   200826 SH       Sole                   187588             13238
Target Corp                    COM              87612E106     3726    64030 SH       Sole                    55955              8075
Total System Services Inc      COM              891906109     1943    81206 SH       Sole                    78404              2802
Transocean Ltd Switzerland     REG SHS          H8817H100     1694    37873 SH       Sole                    36498              1375
Ultra Petroleum Corp           COM              903914109      382    16555 SH       Sole                    15480              1075
United Parcel Service          CL B             911312106     3324    42203 SH       Sole                    35523              6680
UnitedHealth Group Inc         COM              91324P102      786    13443 SH       Sole                    13443
Wal-Mart Stores Inc            COM              931142103     1114    15982 SH       Sole                    15537               445
Walgreen Company               COM              931422109     2156    72880 SH       Sole                    62255             10625
Waste Management Inc           COM              94106L109      623    18650 SH       Sole                    15650              3000
Wells Fargo & Co new           COM              949746101     2039    60962 SH       Sole                    54912              6050
Western Union Company (The)    COM              959802109      810    48100 SH       Sole                    34850             13250
Whirlpool Corp                 COM              963320106     1401    22915 SH       Sole                    18685              4230
Vanguard Index Fds             TOTAL STK MKT    922908769      218     3133 SH       Sole                     3133
Hartford Financial Svcs Group  DEP CONV PFD     416515708      319    17000 SH       Sole                    17000
BlackRock MuniYield            COM              09253W104      228    14209 SH       Sole                    11009              3200
Calamos Convertible & High Inc COM SHS          12811P108     1384   110134 SH       Sole                    94835             15299
MFS Intermediate Income Trust  SH BEN INT       55273C107     1173   180208 SH       Sole                   168813             11395
Nuveen GA Div Adv Mun 2        COM              67072B107      518    34900 SH       Sole                    31900              3000
Nuveen Quality Preferred Incom COM              67072C105     1894   210408 SH       Sole                   207108              3300
Templeton Global Income        COM              880198106     1170   126525 SH       Sole                    91275             35250
Vanguard Bd Index Fd Inc       SHORT TRM BOND   921937827      306     3770 SH       Sole                     1450              2320
iShares Tr                     BARCLY USAGG B   464287226     1510    13568 SH       Sole                    10013              3555
iShares Tr                     BARCLYS TIPS BD  464287176     1980    16540 SH       Sole                    14140              2400
iShares Tr                     IBOXX INV CPBD   464287242     1864    15850 SH       Sole                    10370              5480
Barclays Bk plc                IPTH S&P VIX     06740C261     1165    76600 SH       Sole                    64350             12250